Share Capital (Share Capital) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 3,584.2
Shares issued through:
Shares repurchased and cancelled (in shares)	(451,990)
Repurchase and cancellation of common shares (Note 19)		(38.8)	$ 0.0
Exercise of Manitou warrants (in shares)			88,308
Ending balance		$ 4,445.8	$ 3,584.2
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding		420,365,051	396,956,984
Beginning balance		$ 4,138.5	$ 3,738.6
Shares issued through:
Share-based employment compensation plans (in shares)		411,984	1,006,149
Share-based compensation plans		$ 4.5	$ 8.6
Shares repurchased and cancelled (in shares)		1,326,929
Repurchase and cancellation of common shares (Note 19)		$ (13.1)	$ 0.0
Flow-through share financing (in shares)			451,990
Flow-through share financing		$ 0.0	$ 6.5
Dividend reinvestment plan and share purchase plan (in shares)		90,767	349,088
Shares issued during period, value, DRIP		$ 2.6	$ 5.8
Shares issued through share purchase plan (in shares)		252,730	401,537
ESPP (iv)		$ 6.6	$ 6.3
Exercise of Manitou warrants (in shares)		67,141
Exercise of Orford warrants and stock options		$ 1.5	1.4
Shares repurchased and cancelled (i)		$ 0.0	$ (2.1)
Cancellation of unexchanged shares (in shares)			(220,745)
Number of shares outstanding		419,860,744	420,365,051
Ending balance		$ 4,140.6	$ 4,138.5
Issued capital [member] | Argonaut Transaction
Shares issued through:
Shares repurchased and cancelled (in shares)			20,423,051
Increase (decrease) through acquisition of subsidiary, equity			$ 360.1
Issuance of shares related to Argonaut Gold Inc. ("Argonaut") acquisition (Note 6)		$ 0.0	$ 360.1
Issued capital [member] | Orford Mining Corp.
Shares issued through:
Shares repurchased and cancelled (in shares)			908,689
Repurchase and cancellation of common shares (Note 19)			$ 13.3